Document and Entity Information	Oct. 13, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001638290
Document Type	8-K
Document Period End Date	Oct. 13, 2026
Entity Registrant Name	MasterCraft Boat Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37502
Entity Tax Identification Number	06-1571747
Entity Address, Address Line One	100 Cherokee Cove Drive
Entity Address, City or Town	Vonore
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37885
City Area Code	423
Local Phone Number	884-2221
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	MCFT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false